Expense Example - Nomura Diversified Income Fund - Nomura Diversified Income Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 515
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	900
Expense Example, with Redemption, 10 Years	1,477
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,925
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,366
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	777
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 656